EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30, 2022		Six Months Ended June 30, 2021
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$-		$2,950,000	(a)(c)
Stock options and warrants issued for services	-		2,100,000	(d)
Shares issued for services	14,500	(a)	42,000	(a)
	$14,500		$5,092,000

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the six months ended June 30, 2022 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2022	297,681	$2.4	1.6	$714,400
Exercised	-	-
Canceled	(9,167)	$2.4
Outstanding at June 30, 2022 (Unaudited)	288,514	$2.4	1.1	$385,148
Vested and expected to be vested as of June 30, 2022 (Unaudited)	288,514	$2.4	1.1	$385,148
Options exercisable as of June 30, 2022 (vested) (Unaudited)	288,514	$2.4	1.1	$385,148

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

The following table outlines the options and warrants outstanding and exercisable as of June 30, 2022:

	June 30, 2022 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date

July 2020 stock options to consultants	57,366	$2.64	07/09/2023
Total	57,366